UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Management Associates, Inc.
Address: 6220 S. Orange Blossom Trail, Suite145
         Orlando, FL  32809

13F File Number:  028-05720

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth A. Lang
Title:     President
Phone:     (407) 909-1126

Signature, Place, and Date of Signing:

   /s/ Beth A. Lang     Winter Park, FL     July 21, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $105,264 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROPOSTALE                    COM              007865108     2529    88290 SH       SOLE                    88290        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109     1945    37995 SH       SOLE                    37995        0        0
AMERIPRISE FINL INC            COM              03076C106     2444    67645 SH       SOLE                    67645        0        0
APPLE INC                      COM              037833100     4885    19421 SH       SOLE                    19421        0        0
BOEING CO                      COM              097023105     2925    46620 SH       SOLE                    46620        0        0
CELGENE CORP                   COM              151020104     1800    35425 SH       SOLE                    35425        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105     2997    21905 SH       SOLE                    21905        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     4135    82596 SH       SOLE                    82596        0        0
CONCHO RES INC                 COM              20605P101     1161    20990 SH       SOLE                    20990        0        0
CONTINENTAL RESOURCES INC      COM              212015101     1089    24400 SH       SOLE                    24400        0        0
COOPER INDUSTRIES PLC          SHS              G24140108     2700    61370 SH       SOLE                    61370        0        0
CORNING INC                    COM              219350105     2202   136345 SH       SOLE                   136345        0        0
CRANE CO                       COM              224399105     2402    79520 SH       SOLE                    79520        0        0
CREE INC                       COM              225447101     2871    47830 SH       SOLE                    47830        0        0
CSX CORP                       COM              126408103     2639    53180 SH       SOLE                    53180        0        0
DEL MONTE FOODS CO             COM              24522p103     3014   209460 SH       SOLE                   209460        0        0
DRIL-QUIP INC                  COM              262037104      914    20770 SH       SOLE                    20770        0        0
EXPRESS SCRIPTS INC            COM              302182100     2808    59720 SH       SOLE                    59720        0        0
GENTEX CORP                    COM              371901109     2353   130895 SH       SOLE                   130895        0        0
GENWORTH FINL INC              COM CL A         37247d106     1889   144525 SH       SOLE                   144525        0        0
HASBRO INC                     COM              418056107     1257    30580 SH       SOLE                    30580        0        0
HERSHEY CO                     COM              427866108     3073    64115 SH       SOLE                    64115        0        0
HEWLETT PACKARD CO             COM              428236103     2524    58315 SH       SOLE                    58315        0        0
J CREW GROUP INC               COM              46612H402     2017    54800 SH       SOLE                    54800        0        0
JOY GLOBAL INC                 COM              481165108     2092    41770 SH       SOLE                    41770        0        0
LAS VEGAS SANDS CORP           COM              517834107     1564    70635 SH       SOLE                    70635        0        0
LIMITED BRANDS INC             COM              532716107     2662   120635 SH       SOLE                   120635        0        0
LUBRIZOL CORP                  COM              549271104     1175    14630 SH       SOLE                    14630        0        0
MCKESSON CORP                  COM              58155Q103     2750    40940 SH       SOLE                    40940        0        0
NETAPP INC                     COM              64110D104     2919    78230 SH       SOLE                    78230        0        0
PARKER HANNIFIN CORP           COM              701094104     1873    33780 SH       SOLE                    33780        0        0
PERRIGO CO                     COM              714290103     1761    29820 SH       SOLE                    29820        0        0
PNC FINL SVCS GROUP INC        COM              693475105     1613    28555 SH       SOLE                    28555        0        0
PRUDENTIAL FINL INC            COM              744320102     2236    41665 SH       SOLE                    41665        0        0
RIVERBED TECHNOLOGY INC        COM              768573107     2438    88285 SH       SOLE                    88285        0        0
ROVI CORP                      COM              779376102     2516    66380 SH       SOLE                    66380        0        0
SALESFORCE COM INC             COM              79466L302     4068    47400 SH       SOLE                    47400        0        0
SOUTHERN COPPER CORP           COM              84265V105     1216    45815 SH       SOLE                    45815        0        0
STARBUCKS CORP                 COM              855244109     4034   166020 SH       SOLE                   166020        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     2836    68455 SH       SOLE                    68455        0        0
SXC HEALTH SOLUTIONS CORP      COM              78505P100     2497    34090 SH       SOLE                    34090        0        0
TIFFANY & CO NEW               COM              886547108     2218    58520 SH       SOLE                    58520        0        0
WATERS CORP                    COM              941848103     2537    39215 SH       SOLE                    39215        0        0
WYNN RESORTS LTD               COM              983134107     1686    22100 SH       SOLE                    22100        0        0